Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2015, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2016~December 31, 2016	$1,901
January 1, 2017~December 31, 2017	1,329
January 1, 2018~December 31, 2018	438
January 1, 2019~December 31, 2019	234
January 1, 2020~December 31, 2020	171
January 1, 2021~December 31, 2024	547
$4,620